Trade payables and other current liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Trade Payables and Other Current Liabilities

	At December 31,
	2017	2018	2019
	(in thousands)
Trade payables	$13,023	$9,412	$8,834
Other current liabilities:
Employees and social debts	3,720	3,091	3,575
Others	1,418	1,563	965
Total other current liabilities	$5,138	$4,654	$4,540
Contract liabilities:
License and development services agreement	—	—	5,303
Deferred revenue	740	973	$727
	$740	$973	$5,812